Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 152,956	$ 776,607	$ 1,844,672
Prepaid Assets		89,113	222,005
Total Current Assets	152,956	865,720	2,066,677
Other Assets
Prepaid Assets, non-current			89,113
Investments held in Trust Account	37,549,655	168,759,775	151,500,227
Total Other Assets	37,549,655	168,759,775	151,589,340
Total Assets	37,702,611	169,625,495	153,656,017
Current Liabilities
Accounts payable	210,399	65,325	675,834
Franchise tax liability	27,378	159,262	65,282
Accrued Expenses	1,469,530	274,019	22,470
Over-allotment Units Liability			252,331
Income Tax Payable	78,501	230,681
Excise tax payable	1,342,951
Total Current Liabilities	3,613,773	729,287	1,205,706
Long-Term Liabilities
Deferred underwriting commission payable	1,732,500	5,775,000	5,250,000
Total Long-Term Liabilities	1,732,500	5,775,000	5,250,000
Total Liabilities	5,346,273	6,504,287	6,455,706
Commitments and Contingencies (Note 6)
Class A Common stock subject to possible redemption, 3,519,819 and 16,500,000 shares at redemption value of $10.66 and $10.20 as of September 30, 2023 and December 31, 2022, respectively	37,525,062	168,367,986	151,500,000
Stockholders’ Deficit
Preferred stock
Additional paid-in capital
Accumulated Deficit	(5,169,136)	(5,247,190)	(4,300,101)
Total Stockholders’ Deficit	(5,168,724)	(5,246,778)	(4,299,689)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	37,702,611	169,625,495	153,656,017
Class A Common Stock
Stockholders’ Deficit
Common stock	412
Class B Common Stock
Stockholders’ Deficit
Common stock		412	412
Related Party
Current Liabilities
Note and Other Payable – Related Party	$ 485,014		$ 189,789